BORROWINGS - Line of Credit (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2016 USD ($) installment	Mar. 31, 2015 USD ($)	Jul. 31, 2011 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($) installment	Dec. 31, 2018 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 30, 2013 USD ($)
Disclosure of detailed information about borrowings [abstract]
Line of credit				$ 22,312	$ 21,475
Amount drawn				1,714	1,000	$ 36,617
PNC Bank, N.A. [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit				22,312	19,830
Seacoast Business Funding [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit					220
Heritage Bank of Commerce [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit					1,425
Line of credit facility outstanding balance				$ 0	1,400
PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount										$ 45,000			$ 40,000
Credit facility incremental availability													$ 10,000
Maturity date				May 31, 2020
Amended PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount							$ 60,000	$ 50,000
Credit facility incremental availability								5,000
Maturity date				May 31, 2023
Credit facility additional borrowing								$ 10,000
HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount												$ 5,000
Maturity date				March 31, 2018
Term loan [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit				$ 0	1,800
Credit facility amount									$ 2,000
Number of equal monthly installments for repayment of debt | installment									36
Term Loan A [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount											$ 6,000
Term Loan B [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount											$ 4,000
Term Loan C [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount	$ 16,000
Amount drawn	$ 6,000
Number of equal monthly installments for repayment of debt | installment	54
Line of credit facility outstanding balance				$ 0	$ 2,400
LIBOR [Member] | Term Loan C [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	4.00%
Prime Rate [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate				2.50%
Prime Rate [Member] | Term loan [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate									2.50%
Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate				9.76%
Top of Range [Member] | LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate				1.75%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate				6.00%
Bottom of Range [Member] | LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate				(0.50%)
Ibex Global Solutions, Inc. [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility term				3 years
Credit facility amount														$ 35,000
Ibex Global Solutions, Inc. [Member] | Citibank Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate													1.40%
Average discount of net sales				0.17%	0.33%
Discount acceptance period				360 days
iSky, Inc. [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Percentage of discount on payment to subsidiary			1.00%
Percentage of additional discount payment to subsidiary			0.50%
Additional period accounts receivables outstanding				15 days
Average discount of net sales				1.80%	1.20%
Monthly sales of receivable			$ 200
Automatic renewed agreement period				12 months
iSky, Inc. [Member] | LIBOR [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate			7.00%
iSky, Inc. [Member] | Top of Range [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Payment to subsidiary			$ 1,500
Accounts receivables outstanding period				30 days
Percentage of advance payment to subsidiary			85.00%
Group's Subsidiaries [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility term		1 year
Credit facility amount		$ 3,000